Trade and Other Payables	12 Months Ended
Dec. 31, 2017
Accrued Expenses/Trade and Other Payables [Abstract]
Trade and other payables	14. Trade and other payables
	December 31, 2017	December 31, 2016
Trade accounts payable – third parties	1,032,557	1,733,319
Other	168,263	104,678
Total trade and other payables	1,200,820	1,837,997